Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019
Templeton NVIT International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: TEMPLETON NVIT INTERNATIONAL VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Templeton NVIT International Value Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31.04% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.04%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

		This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by companies that are located in, or that derive at least 50% of their earnings or revenues from, a number of countries around the world other than the United States, including companies located in emerging market countries. Equity securities in which the Fund invests may include common stocks, preferred stocks, convertible securities and related depository receipts. The Fund may invest in convertible securities without regard to the ratings assigned by rating services. The Fund may invest in equity securities of any size company, including smaller companies. The Fund may have significant investments in one or more countries or in particular sectors.

When choosing equity investments, the Fund’s subadviser applies a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the subadviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The subadviser also considers a company’s price-to-earnings ratio, profit margins and liquidation value. In selecting securities for the Fund, the subadviser attempts to identify those companies that offer above-average opportunities for capital appreciation in various countries and industries where economic and political factors, including currency movements, appear to be favorable to capital growth.

		The subadviser may consider selling an equity security when it believes the security has become overvalued due to either its price appreciation or changes in the company’s fundamentals, or when the subadviser believes another security is a more attractive investment opportunity.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.

Value style risk– value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued actually may be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.

Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Emerging markets risk– emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are smaller than developed markets, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts.

Country or sector risk – if the Fund emphasizes one or more countries or economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular countries or sectors.

Smaller company risk– smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.

Convertible securities risk- the value of convertible securities may fall when interest rates rise and increase when interest rates fall. The prices of convertible securities with longer maturities tend to be more volatile than those with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations.

Preferred stock risk– a preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. Preferred stocks often behave like debt securities, but have a lower payment priority than the issuer’s bonds or other debt securities. Therefore, they may be subject to greater credit risk than those of debt securities. Preferred stocks also may be significantly less liquid than many other securities, such as corporate debt or common stock.

Liquidity risk– when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities tend to have more exposure to liquidity risk than domestic securities.

		Loss of money is a risk of investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund had not commenced offering Class II or Class Y shares as of the date of this Prospectus.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class I Shares<br/> (Years Ended December 31,)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	16.00%	–	3rd qtr. of 2010
Lowest Quarter:	-21.82%	–	3rd qtr. of 2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns <br/>(For the Periods Ended December 31, 2018)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Class I shares commenced operations on April 30, 2014 upon the conversion of Class III shares (which are no longer offered by the Fund) to Class I shares. The Fund had not commenced offering Class II or Class Y shares as of the date of this Prospectus. Pre-inception historical performance for Class I, Class II and Class Y shares is based on the previous performance of Class III shares. Performance for Class II shares has been adjusted to reflect that share class’s higher expenses than those of Class III shares. Performance for Class Y shares has not been adjusted to reflect that share class’s lower expenses than those of Class III shares.
Templeton NVIT International Value Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
1 Year	rr_ExpenseExampleYear01	$ 103
3 Years	rr_ExpenseExampleYear03	322
5 Years	rr_ExpenseExampleYear05	558
10 Years	rr_ExpenseExampleYear10	$ 1,236
2010	rr_AnnualReturn2010	6.35%
2011	rr_AnnualReturn2011	(12.43%)
2012	rr_AnnualReturn2012	19.56%
2013	rr_AnnualReturn2013	20.09%
2014	rr_AnnualReturn2014	(8.15%)
2015	rr_AnnualReturn2015	(3.90%)
2016	rr_AnnualReturn2016	1.12%
2017	rr_AnnualReturn2017	22.72%
2018	rr_AnnualReturn2018	(15.69%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.82%)
1 year	rr_AverageAnnualReturnYear01	(15.69%)
5 years	rr_AverageAnnualReturnYear05	(1.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2014
Templeton NVIT International Value Fund | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
1 Year	rr_ExpenseExampleYear01	$ 128
3 Years	rr_ExpenseExampleYear03	400
5 Years	rr_ExpenseExampleYear05	692
10 Years	rr_ExpenseExampleYear10	$ 1,523
1 year	rr_AverageAnnualReturnYear01	(15.94%)
5 years	rr_AverageAnnualReturnYear05	(1.83%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 24, 2009
Templeton NVIT International Value Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
1 Year	rr_ExpenseExampleYear01	$ 88
3 Years	rr_ExpenseExampleYear03	274
5 Years	rr_ExpenseExampleYear05	477
10 Years	rr_ExpenseExampleYear10	$ 1,061
1 year	rr_AverageAnnualReturnYear01	(15.69%)
5 years	rr_AverageAnnualReturnYear05	(1.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 24, 2009
Templeton NVIT International Value Fund | MSCI All Country World Index ex USA (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(14.20%)
5 years	rr_AverageAnnualReturnYear05	0.68%
Since Inception	rr_AverageAnnualReturnSinceInception	7.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 24, 2009